Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001801198
Registrant Name	Legend Biotech Corp
Registration File Number	333-278050
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES